Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - CM Life Sciences, Inc. - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement
Fair Value, Net Assets (Liability) Rollforward [Roll Forward]
Fair value at beginning of period	$ 30,032,168	$ 0
Initial measurement on September 4, 2020		10,855,001
Change in valuation inputs or other assumptions	20,479,768	19,177,167
Fair value at end of period	50,511,936	30,032,168
Public
Fair Value, Net Assets (Liability) Rollforward [Roll Forward]
Fair value at beginning of period	40,290,250	0
Initial measurement on September 4, 2020		20,956,833
Change in valuation inputs or other assumptions	36,157,914	19,333,417
Fair value at end of period	76,448,164	40,290,250
Total Warrant Liabilities
Fair Value, Net Assets (Liability) Rollforward [Roll Forward]
Fair value at beginning of period	70,322,418	0
Initial measurement on September 4, 2020		31,811,834
Change in valuation inputs or other assumptions	56,637,682	38,510,584
Fair value at end of period	$ 126,960,100	$ 70,322,418